Cover	Sep. 03, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 03, 2024
Entity Registrant Name	Better Home & Finance Holding Company
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40143
Entity Tax Identification Number	93-3029990
Entity Address, Address Line One	3 World Trade Center
Entity Address, Address Line Two	175 Greenwich Street, 57th Floor
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	415
Local Phone Number	523-8837
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001835856
Amendment Flag	false
Class A common stock, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BETR
Security Exchange Name	NASDAQ
Warrants exercisable for one share of Class A common stock at an exercise price of $575
Document Information [Line Items]
Title of 12(b) Security	Warrants exercisable for one share of Class A common stock at an exercise price of $575
Trading Symbol	BETRW
Security Exchange Name	NASDAQ